GCAT NQM DEPOSITOR II, LLC ABS-15G

Exhibit 99.14

Client Name:
Client Project Name:	GCAT 2023-NQM4
Start - End Dates:	12/17/2018 - 6/10/2021
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	2

2 - Total Active Conditions
2 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Application
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Satisfied Conditions

0 - Total Waived Conditions

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Client Name:
Client Project Name:	GCAT 2023-NQM4
Start - End Dates:	12/17/2018 - 6/10/2021
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	2

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2023090005	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	Compliance	TILA/RESPA Integrated Disclosure	Active	B	B	B	B	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No	Numeric non Material Error CD XXX, XXX, XXX, XXX Other Costs Section F prepaids One month property tax is $295.03. Property tax shows collecting for 1 month in the amount of $1770.16. This would be the amount collected for 6 months.	(No Data)	(No Data)	Hybrid	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been on current job for 18 years.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has been at current residence for 38 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers credit scores are 812,813,771.

2023090003	XXXXXX	AZ	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  99 months 0x30; program requires 12 months

CFCFS3834: Borrower does not have any major mortgage related occurrences during the past two years
- Clayton Comments:  Multiple mortgage properties reflect 0x30 and no BKs, Foreclosures or Deed in Lieu

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  700 fico for 75% LTV; Borrower's mid score 726

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  Max LTV is 80% with current LTV at 75%.

2023090007	XXXXXX	FL	(No Data)	ATR/QM: Exempt	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Application	Active	B	B	B	B	CRDAPP5430	FNMA Application Form is Outdated	No	Application taken on XXX and completed on the old form XXX and not on the new FNMA form dated XXX.	(No Data)	(No Data)	Not Applicable	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified assets of $26,294 with $18,108.70 required to lose results in reserves of $8,185.30. Reserves not required at 69.99% LTV with a DSCR > 1.0.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Per application borrower has been on job for 7.75 years.

Client Name:
Client Project Name:	GCAT 2023-NQM4
Start - End Dates:	12/17/2018 - 6/10/2021
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	2

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
2023090005	Yes	XXXXXX	XXXXXX	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	Not Applicable
2023090003	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No
2023090007	Yes	XXXXXX	XXXXXX	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Not Applicable